Commitments and Contingencies - Summary of Financial Instruments Outstanding (Detail) (Credit Risk Contract [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Credit Risk Contract [Member]
Commitments Contingencies And Guarantees [Line Items]
Commitments to grant loans	$ 221,627	$ 192,295
Unfunded commitments under lines of credit	3,326,448	2,372,971
Commercial and standby letters of credit	105,026	62,207
Reserve for unfunded lending commitments	$ 11,147